Condensed Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
REVENUES
Revenues	$ 3,848	$ 22,950	$ 57,288	$ 236,953	$ 271,169	$ 1,108,840
Cost of revenues		23,570	40,277	79,497	103,067	617,049
Gross margin	3,848	(620)	17,011	157,456	168,102	491,791
EXPENSES
Research and development	11,462	272,111	118,077	1,056,918	1,107,235	2,406,006
Selling, general and administrative	521,410	1,617,161	3,429,062	4,473,710	5,944,909	11,838,128
Impairment of goodwill and other intangibles					3,968,332	8,919,002
Total operating expenses	532,872	1,889,272	3,547,139	5,530,628	11,020,476	23,163,136
Operating loss	(529,024)	(1,889,892)	(3,530,128)	(5,373,172)	(10,852,374)	(22,671,345)
Change in fair value of warrant liability						(361,055)
Other income (expense):
Employee retention credit refund		354,105		354,105	(354,105)
Other income (expense)	73		(248)
Other income/(expense), net	73	354,105	(248)	354,105	13,888	162,902
Loss before provision	(528,951)	(1,535,787)	(3,530,376)	(5,019,067)	(10,512,157)	(22,473,192)
Provision for income taxes
Net loss	(528,951)	(1,535,787)	(3,530,376)	(5,019,067)	(10,512,157)	(22,473,192)
Other total comprehensive income (loss):
Change in foreign currency translation, net of tax	(52,823)	(4,814)	28,660	23,383	93,317	154,970
Total other comprehensive income (loss)	(52,823)	(4,814)	28,660	23,383	93,317	154,970
Total comprehensive loss	(581,774)	(1,540,601)	(3,501,716)	(4,995,684)	(10,418,840)	(22,318,222)
Less: comprehensive income (loss) attributable to non-controlling interest	(31,920)	215,958	297,569	603,271	985,160	2,146,185
Comprehensive loss attributable to shareholders	$ (613,694)	$ (1,324,643)	$ (3,204,147)	$ (4,392,413)	$ (9,433,680)	$ (20,172,037)
Basic earnings per share to shareholders (in Dollars per share)	$ (0.22)	$ (1.99)	$ (1.29)	$ (7.06)	$ (10.44)	$ (192.89)
Diluted earnings per share to shareholders (in Dollars per share)	$ (0.22)	$ (1.99)	$ (1.29)	$ (7.06)	$ (10.44)	$ (192.89)
Shares used in computation (in Shares)					912,717	103,773
Weighted average shares – Basic (in Shares)	2,506,015	669,636	2,506,015	618,757
Weighted average shares – Diluted (in Shares)	2,506,015	669,636	2,506,015	618,757